Financial risk management - Foreign exchange risk (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial Risk [Line Items]
Loan payable, including accrued interest		$ 256,831
Foreign exchange risk
Financial Risk [Line Items]
Trade payables	700,455	496,932
Loan payable, including accrued interest	264,352	256,831
Financial risk, accounts payable and accrued liabilities and loan payable	$ 964,807	$ 753,763